PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated June 15, 2020
To
Prospectus dated April 27, 2020
RATE SHEET SUPPLEMENT FOR:
PRUDENTIAL DEFINED INCOME BENEFIT
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with the prospectus for the Prudential MyRockSM Advisor Variable Annuity (the “Annuity”). If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.
This Supplement provides the Income Growth Rate and Income Percentages that we are currently offering for the Defined Income Benefit available with the Annuity. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective prospectus for the Annuity.
The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between June 15, 2020 and June 30, 2020.*
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after July 1, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.60% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.30%	2.80%	66	5.50%	5.00%
46	3.45%	2.95%	67	5.55%	5.05%
47	3.55%	3.05%	68	5.55%	5.05%
48	3.70%	3.20%	69	5.60%	5.10%
49	3.85%	3.35%	70	5.65%	5.15%
50	3.90%	3.40%	71	5.75%	5.25%
51	4.00%	3.50%	72	5.80%	5.30%
52	4.10%	3.60%	73	5.90%	5.40%
53	4.25%	3.75%	74	5.95%	5.45%
54	4.35%	3.85%	75	6.05%	5.55%
55	4.45%	3.95%	76	6.10%	5.60%
56	4.55%	4.05%	77	6.15%	5.65%
57	4.65%	4.15%	78	6.25%	5.75%
58	4.70%	4.20%	79	6.30%	5.80%
59	4.80%	4.30%	80	6.35%	5.85%
60	4.90%	4.40%	81	6.45%	5.95%
61	5.00%	4.50%	82	6.55%	6.05%
62	5.10%	4.60%	83	6.65%	6.15%
63	5.25%	4.75%	84	6.75%	6.25%
64	5.35%	4.85%	85	6.85%	6.35%
65	5.45%	4.95%

MYROCKDEFRT0620

*In order for you to receive the Income Growth Rate and Income Percentages reflected in this Supplement, your Annuity application or benefit election form must be signed within the time period disclosed above. From the date you sign your Annuity application or elect the Defined Income Benefit, we must also receive that paperwork in Good Order within 15 calendar days, and new Annuities must be funded within 60 calendar days. (Please note that if you plan to fund your new Annuity with multiple Purchase Payments, each Purchase Payment after the initial Purchase Payment will receive the Income Growth Rate and Income Percentages in effect at the time the Purchase Payment is applied to the Annuity.) If these conditions are not met, and you decide to proceed with the purchase of the Annuity, additional paperwork will be required to issue the contract with the applicable rates in effect at that time. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.
Subject to the rules stated above, it is important to note that if either (1) Income Growth Rate; and/ or (2) the Income Percentages (collectively the “set of rates”) that we are currently offering on the effective date of the benefit is higher than the set of rates we were offering on the date you signed the applicable paperwork and neither the Income Growth Rate nor any Income Percentages have decreased, you will receive that higher set of rates. If any rates have decreased when we compare the set of rates that we were offering on the day you signed your paperwork to the set of rates that we are offering on the effective date of the benefit, your Defined Income Benefit will be issued with the set of rates that were in effect on the day you signed your paperwork.
NON-GUARANTEED ELEMENTS
The Defined Income Benefit Charge is a daily equivalent charge assessed as a percentage of the Sub-account assets and may be increased one or more times on or after the 3rd anniversary of the Benefit Issue Date up to the maximum annual rate shown below. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions.

	Current	Maximum
Defined Income Benefit Charge	0.80%	1.50%

MYROCKDEFRT0620

PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated June 15, 2020
To
Prospectus dated April 27, 2020
RATE SHEET SUPPLEMENT FOR:
PRUDENTIAL DYNAMIC INCOME BENEFIT
This Rate Sheet Prospectus Supplement (this “Supplement”) applies only to the benefit noted above and should be read and retained with the prospectus for the Prudential MyRockSM Advisor Variable Annuity (the “Annuity”). If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.
This Supplement provides the Initial Income Percentages and Income Deferral Rates we are currently offering for the Prudential Dynamic Income Benefit available with the Annuity. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s) for the Prudential Dynamic Income Benefit (“Dynamic Income Benefit”), and must be used with an effective prospectus for the Annuity.
The following rates are effective between June 15, 2020 and June 30, 2020:

•	Initial Income Percentages for Purchase Payments made to Annuities with the Dynamic Income Benefit, and new elections of the Dynamic Income Benefit*

•	Income Deferral Rates for new elections of the Dynamic Income Benefit*
Initial Income Percentages and Income Deferral Rates for new elections of the Dynamic Income Benefit and Initial Income Percentages below for additional Purchase Payments made when the benefit is in effect may be different from those shown below on or after July 1, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Initial Income Percentages
The applicable Initial Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Dynamic Income Benefit, the benefit election form, is received in Good Order, according to the tables below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.95%	2.60%	66	4.25%	3.90%
46	2.95%	2.60%	67	4.40%	4.05%
47	3.00%	2.65%	68	4.50%	4.15%
48	3.00%	2.65%	69	4.65%	4.30%
49	3.05%	2.70%	70	4.75%	4.40%
50	3.05%	2.70%	71	4.90%	4.55%
51	3.10%	2.75%	72	5.05%	4.70%
52	3.15%	2.80%	73	5.15%	4.80%
53	3.25%	2.90%	74	5.30%	4.95%
54	3.30%	2.95%	75	5.45%	5.10%
55	3.35%	3.00%	76	5.60%	5.25%
56	3.40%	3.05%	77	5.80%	5.45%
57	3.50%	3.15%	78	5.95%	5.60%
58	3.55%	3.20%	79	6.15%	5.80%
59	3.65%	3.30%	80	6.30%	5.95%
60	3.70%	3.35%	81	6.30%	5.95%
61	3.80%	3.45%	82	6.30%	5.95%
62	3.90%	3.55%	83	6.30%	5.95%
63	3.95%	3.60%	84	6.30%	5.95%
64	4.05%	3.70%	85	6.30%	5.95%
65	4.15%	3.80%

MYROCKDYNRT0620

Income Deferral Rates
The applicable Income Deferral Rate at election of the Dynamic Income Benefit is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date we receive your Annuity application or benefit election form in Good Order, and then increases on certain Benefit Anniversaries according to the tables listed below:

Age on Benefit Issue Date or Benefit Anniversary	Income Deferral Rate Single Percentage	Income Deferral Rate Spousal Percentage
45 – 49	0.05%	0.05%
50 – 54	0.10%	0.10%
55 – 59	0.10%	0.10%
60 – 64	0.15%	0.15%
65 – 69	0.20%	0.20%
70 – 74	0.30%	0.30%
75 – 79	0.40%	0.40%
80+	0.45%	0.45%
*In order for you to receive the rates reflected in this Supplement, your Annuity application or benefit election form must be signed within the time period disclosed above. From the date you sign your Annuity application or elect the Dynamic Income Benefit, we must also receive that paperwork in Good Order within 15 calendar days, and new Annuities must be funded within 60 calendar days. (Please note that if you plan to fund your new Annuity with multiple Purchase Payments, each Purchase Payment after the initial Purchase Payment will receive the Initial Income Percentage in effect at the time the Purchase Payment is applied to the Annuity but the Income Deferral Rate at issue will apply to all Purchase Payments.) If these conditions are not met, and you decide to proceed with the purchase of the Annuity, additional paperwork will be required to issue the contract with the applicable rates in effect at that time. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.
Subject to the rules stated above, it is important to note that if either (1) Initial Income Percentages; and/ or (2) the Income Deferral Rates (collectively the “set of rates”) that we are currently offering on the effective date of the benefit is higher than the set of rates we were offering on the date you signed the applicable paperwork and neither the Initial Income Percentages nor any Income Deferral Rates have decreased, you will receive that higher set of rates. If any rates have decreased when we compare the set of rates that we were offering on the day you signed your paperwork to the set of rates that we are offering on the effective date of the benefit, your Dynamic Income Benefit will be issued with the set of rates that were in effect on the day you signed your paperwork.
NON-GUARANTEED ELEMENTS
The Prudential Dynamic Income Benefit Charge is a quarterly charge assessed against Account Value at each quarterly anniversary of the Benefit Effective Date and may be increased one or more times on or after the 3rd anniversary of the Benefit Effective Date up to the maximum annual rate shown below. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions. See “Fees, Charges and Deductions - Charges for Optional Living and Death Benefits” in the prospectus for information about this opt out process including the requirement to accept a 5% reduction in the Annual Income Amount.

	Current	Maximum
Prudential Dynamic Income Benefit Charge	0.40%	1.00%

MYROCKDYNRT0620